Secured Loans and Credit Facilities - Description (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt variable rate basis	LIBOR
Oustanding balance	$ 180,114,926	$ 195,542,176
(a) Commerzbank AG (August 12, 2011)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On February 8, 2013, the Company entered into an amending and restating agreement and agreed to amended terms with Commerzbank AG, including the deferral of a portion of seven of its scheduled quarterly installments.

Debt variable rate basis	LIBOR
Margin	3.00%
Oustanding balance	47,550,000	50,550,000
Debt instrument payment terms

After exercising the deferral option, the outstanding loan amount as of December 31, 2013 of $47,550,000 is required to be repaid in 2 consecutive quarterly installments of $750,000, followed by 1 quarterly installment of $1,250,000, followed by 12 consecutive quarterly installments of $1,425,000, plus a balloon repayment of $27,700,000 payable simultaneously with the final installment in the third quarter of 2017.

(a) Commerzbank AG (August 12, 2011) | Spread 2
Debt Instrument [Line Items]
Margin	2.35%
(b) Unicredit Bank AG (November 19, 2007)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On November 30, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit Bank AG, including the deferral of a portion of eight of its scheduled quarterly installments. On September 13, 2013, the Company agreed with Unicredit Bank AG to extend the expiration date of the existing waiver relating to the financial covenant of total liabilities to EBITDA ratio for two quarters, from January 1, 2014 to July 1, 2014, for a nominal fee and an advance payment of $1,500,000 to partially prepay the upcoming three quarterly loan installments, starting with the installment due in the fourth quarter of 2013. The advance payment of $1,500,000 was paid on September 13, 2013. On January 20, 2014, the Company agreed with Unicredit Bank AG to extend the existing waiver relating to the financial covenant of total liabilities to EBITDA ratio until January 1, 2015.

Debt variable rate basis	LIBOR
Margin	2.75%
Oustanding balance	22,587,000	25,587,000
Debt instrument payment terms

After exercising the deferral option, the outstanding loan amount as of December 31, 2013 of $22,587,000 is required to be repaid in 1 quarterly installment of $500,000 in the third quarter of 2014, followed by 8 consecutive quarterly installments of $1,355,500, plus a balloon repayment of $11,243,000 payable simultaneously with the final installment in the third quarter of 2016.

(b) Unicredit Bank AG (November 19, 2007) | Spread 2
Debt Instrument [Line Items]
Margin	5.00%
(c) Bank of Scotland Plc (December 4, 2007)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On April 26, 2012, the Company entered into a supplemental agreement and agreed to amended terms with Bank of Scotland Plc. Under the terms of the supplemental agreement, the bank agreed to extend the respective loan agreement from December 9, 2012 to July 9, 2013 and to defer payment of $40,100,000 of the lump sum payment due in December 2012 to 2013 and to waive and amend certain covenants. The Company also prepaid an amount of $9,900,000 on May 9, 2012. On November 30, 2012, the Company entered into a second amending and restating agreement and agreed to amended terms with Bank of Scotland Plc, including the extension of the facility to the third quarter of 2015. The Company also agreed to a payment of $2,839,882 in order to facilitate the full and final settlement of the portion of the loan of one of the syndicate members equal to $4,733,136. The advance payment of $2,839,882 was executed on December 10, 2012, resulting in a gain from debt extinguishment of $1,893,254, or $0.31 per basic and diluted common share, that was recorded in the fourth quarter of 2012.

Debt variable rate basis	LIBOR
Margin	2.75%
Oustanding balance	33,616,864	36,616,864
Debt instrument payment terms

The outstanding loan amount as of December 31, 2013 of $33,616,864 is required to be repaid in 2 consecutive quarterly installments of $750,000, followed by 4 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $28,116,864 payable in the third quarter of 2015.

(d) Bank of Ireland (March 30, 2009)
Debt Instrument [Line Items]
Introductory loan and credit facility information	On November 28, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with Bank of Ireland, including the extension of the facility to the second quarter of 2017.
Debt variable rate basis	LIBOR
Margin	2.50%
Oustanding balance	13,400,000	14,800,000
Debt instrument payment terms

The outstanding loan amount as of December 31, 2013, of $13,400,000 is required to be repaid in 2 consecutive quarterly installments of $350,000, followed by 12 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $700,000 payable in the second quarter of 2017.

(e) HSH Nordbank AG (July 31, 2008)
Debt Instrument [Line Items]
Introductory loan and credit facility information	On January 22, 2013, the Company entered into a loan supplemental agreement and agreed to amended terms with HSH Nordbank.
Debt variable rate basis	LIBOR
Margin	3.00%
Oustanding balance	20,625,000	22,125,000
Debt instrument payment terms

The outstanding loan amount as of December 31, 2013, of $20,625,000 is required to be repaid in 19 consecutive quarterly installments of $375,000, plus a balloon repayment of $13,500,000 payable simultaneously with the final installment in the third quarter of 2018.

(f) HSBC Bank Plc (July 2, 2010)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On November 30, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with HSBC Bank Plc. On August 21, 2013, the Company agreed with HSBC Bank Plc to extend the existing waivers relating to the financial covenants of total liabilities to EBITDA ratio and EBITDA to interest expense ratio for two quarters, from January 1, 2014 to July 1, 2014. On March 14, 2014, the Company agreed with HSBC Bank Plc, subject to the execution of definitive documentation, to amend the definitions of certain financial covenants.

Debt variable rate basis	LIBOR
Margin	3.00%
Oustanding balance	16,800,000	18,400,000
Debt instrument payment terms

The outstanding loan amount as of December 31, 2013, of $16,800,000 is required to be repaid in 27 consecutive quarterly installments of $400,000, plus a balloon repayment of $6,000,000 payable simultaneously with the final installment in the third quarter of 2020.

(f) HSBC Bank Plc (July 2, 2010) | Spread 2
Debt Instrument [Line Items]
Margin	2.60%
(g) Nordea Bank Finland Plc (May 5, 2011)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On May 5, 2011, the Company entered into a secured loan facility with a syndicate of major European banks led by Nordea Bank Finland Plc to finance 65% of the purchase price of the Company’s Handysize drybulk newbuilding vessels. On May 4 and on June 18, 2012, the Company took delivery of its first two Handysize drybulk vessels; the M/V Prosperous Seas and the M/V Precious Seas, respectively (refer to Notes 4 and 5). Upon the delivery of each of the respective vessels, the Company proceeded with the drawdown of the available loan amount that in the aggregate amounted to $28,908,750. On January 29, 2013, the Company took delivery of its third Handysize drybulk vessel; the M/V Priceless Seas (refer to Notes 4 and 5). Upon the delivery of the M/V Priceless Seas, no additional loan amount was drawn.

On January 30, 2013, the Company entered into a loan supplemental agreement and agreed to amended terms with Nordea Bank Finland Plc. In addition, the undrawn portion of the secured loan facility relating to the M/V Priceless Seas and the M/V Proud Seas (Hull no. 625), was amended to be the lower of $33,802,880 and an amount equal to (i) 65% of the aggregate fair market value of the respective vessels and the already mortgaged vessels, less the outstanding loan amount prior to the proposed drawdown date. Under the facility, the Company was only permitted to drawdown the undrawn portion of the facility if no event of default had occurred or would result from the borrowing of the loan, and as long as the outstanding loan due from Box Ships was repaid in full before the drawdown.

On June 18, 2013, the Company signed an amending agreement with the syndicate led by Nordea Bank Finland Plc. The amending agreement removed the condition precedent relating to the full repayment of the outstanding loan due from Box Ships before the drawdown of the undrawn portion of the facility. In addition, the undrawn portion of the facility relating to the M/V Priceless Seas and M/V Proud Seas (Hull no. 625) was amended to be the lower of $25,394,427 (decreased from $33,802,880) and an amount equal to 65% of the aggregate fair value of the respective vessels and the already mortgaged vessels, the M/V Prosperous Seas and the M/V Precious Seas, less the outstanding loan amount prior to the proposed drawdown date.

On January 7, 2014, we took delivery of our fourth Handysize drybulk vessel; the M/V Proud Seas (refer to Notes 4 and 5). Upon the delivery of the vessel, we drew the total amount of the then undrawn portion of the facility of $25,394,427, by mortgaging both the M/V Priceless Seas and the M/V Proud Seas.

Debt variable rate basis	LIBOR
Margin	3.50%
Oustanding balance	25,536,062	27,463,312
Debt instrument payment terms

The outstanding loan amount as of December 31, 2013, of $25,536,062 is required to be repaid in 14 consecutive quarterly installments of $481,813, plus a balloon repayment of $18,790,680 payable simultaneously with the final installment in the second quarter of 2017. Following the delivery of the M/V Proud Seas and the drawdown of the undrawn portion of the facility of $25,394,427, the outstanding loan amount increased to $50,930,489, which is required to be repaid in 14 consecutive quarterly installments of $923,224, plus a balloon repayment of $38,005,353 payable simultaneously with the final installment in the second quarter of 2017.

(g) Nordea Bank Finland Plc (May 5, 2011) | Spread 2
Debt Instrument [Line Items]
Margin	2.75%
China Development Bank (May 17, 2013)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On May 17, 2013, the Company signed an agreement with China Development Bank (“CDB”) for a $69,000,000 credit facility to partially finance the two 4,800 TEU containerships under contraction, that were expected to be delivered in the second quarter of 2014. The CDB credit facility is available for drawdown upon the delivery of the vessels subject to certain contingencies and conditions. Box Ships will act jointly and severally as guarantor of the CDB credit facility, along with the Company, as approved by the shareholders of Box Ships on November 12, 2013, at Box Ships’ 2013 Annual General Meeting of Shareholders. The CDB credit facility will be used to finance the lower of 60% of the construction cost of the vessels, or 80% of the vessels’ market value at delivery. The facility matures ten years after the drawdown date. Under the terms of the credit facility, amounts borrowed will bear interest at LIBOR, plus a margin of 4.00%. Following the cancellation of one of the two 4,800 TEU containership newbuilding contracts as discussed in Note 4, the Company is currently in discussions with CDB to amend the terms of the credit facility accordingly.

Debt variable rate basis	LIBOR
Amount available for drawdown	69,000,000
Margin	4.00%
HSH Nordbank AG (Commitment dated December 13, 2013)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On December 13, 2013, the Company entered into a commitment with HSH Nordbank AG, subject to the execution of definitive documentation, for a $47,000,000 secured post-delivery term loan facility, for the refinancing of the M/V Friendly Seas and the partial financing of the first two Ultramax newbuilding drybulk carriers, the Hull no. DY152 and the Hull no. DY153 (refer to Note 4). For M/V Friendly Seas, HSH Nordbank AG agreed to finance the lower of $12,600,000 or 60% of the vessel’s market value upon the respective drawdown date. For each of the two Ultramax vessels, HSH Nordbank AG agreed to finance the lower of $17,200,000 or 65% of the vessels’ market value upon their delivery.

Amount available for drawdown	$ 47,000,000